Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2017
Other non-current assets
Other non-current assets

	December 31,
($ in millions)	2017	2016
Pledged financial assets	100	112
Derivatives (including embedded derivatives) (see Note 5)	101	126
Receivable under securities lending arrangement	79	—
Investments	72	57
Restricted cash	38	59
Other	197	178
Total	587	532